BUSINESS COMBINATIONS - Acquisition of Huddle Group (Details) - USD ($) $ in Thousands	Oct. 18, 2013	Oct. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Apr. 02, 2015	Feb. 28, 2015	Oct. 25, 2014	Oct. 23, 2014	Apr. 22, 2014	Apr. 21, 2014	Oct. 21, 2013	Oct. 11, 2013
Disclosure of detailed information about business combination [line items]
Other financial liabilities			$ 10,664	$ 12,602
Other financial liabilities			18,574	19,224
Total consideration paid net of cash and cash equivalents acquired			19,149	16,584		$ 10,569
Cash transferred			21,300	19,525		$ 10,726
Huddle Group
Disclosure of detailed information about business combination [line items]
Other financial liabilities			110	0
Other financial liabilities			0	$ 104
Percentage of voting equity interests acquired	86.25%													13.75%
Total consideration paid net of cash and cash equivalents acquired	$ 8,395		$ 8,136											$ 650
Cash transferred		$ 115			$ 187		$ 647	$ 225	$ 870	$ 100	$ 861	$ 2,156	$ 3,436
Huddle Group | Huddle Group S.A., Huddle Group Corp. and Huddle UK
Disclosure of detailed information about business combination [line items]
Percentage ownership	100.00%